Consolidated Balance Sheet (Parenthetical) - $ / shares shares in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Balance Sheet [Abstract]
Common Stock, No Par Value
Common Stock, Shares, Issued	849.8	741.2
Common Stock, Shares, Outstanding	849.8	741.2	740.9